Derivative financial instruments	12 Months Ended
Jun. 30, 2020
Derivative Financial Instruments [Abstract]
Derivative financial instruments

6. Derivative financial instruments

							2020
							Volume / Position
Risk	Maturity	Outstanding derivative instruments	Counterparty	Receivable	Payable	Total Net balance	Notional ('000)	Short (long) position	Unit
Currency US$	August-20	NDF	Rabobank	141	-	141	(4,600)	-	US$
Currency US$	November-20	NDF	Rabobank	-	(221)	(221)	(1,500)	-	US$
Currency US$	November -20	NDF	Itaú BBA	-	(8,958)	(8,958)	(14,000)	-	US$
Currency US$	June-21	NDF	Rabobank	-	(1,426)	(1,426)	(4,930)	-	US$
Currency US$	June -21	NDF	Banco do Brasil	-	(1,828)	(1,828)	(6,500)	-	US$
Currency US$	June -21	NDF	OLAM	733	-	733	(1,500)	-	US$
Currency US$	June -21	NDF	Banco do Brasil	185	-	185	(1,300)	-	US$
Currency US$	July-21	NDF	Banco do Brasil	106	(311)	(205)	(1,450)	-	US$
Currency US$	July -21	NDF	Rabobank	-	(367)	(367)	(1,440)	-	US$
Currency US$	November -21	NDF	Rabobank	-	(139)	(139)	(520)	-	US$
Currency US$	November -21	NDF	Macquarie	78	-	78	(280)	-	US$

		Current		1,059	(12,433)	(11,374)	(34,330)	-	US$
		Non-current		184	(817)	(633)	(3,690)	-	US$
		Total currency risk		1,243	(13,250)	(12,007)	(38,020)	-	US$

Soybean CBOT	July -20	Soybean options	Trading Companies/Banks/CBOT	-	(1)	(1)	-	(83,344)	bags
Soybean CBOT	February-21	Soybean options	Trading Companies/ Banks /CBOT	252	(774)	(522)	-	(199,571)	bags
Soybean CBOT	June-21	Soybean options	Trading Companies/ Banks /CBOT	1,718	(1,916)	(198)	-	(301,625)	bags
Soybean CBOT	November-20	Soybean futures	Trading Companies/ Banks /CBOT	-	(16)	(16)	-	(77,107)	bags
Soybean CBOT	December-20	Accrual	Trading Companies/ Banks /CBOT	47	(40)	7	-	(83,911)	bags
Corn BM&F	July -20	Corn options	Itaú BBA	-	(55)	(55)	-	(16,650)	bags
Corn BM&F	September-20	Corn futures	Macquarie	-	(529)	(529)	-	(83,250)	bags
Corn BM&F	September -20	Corn options	BM&F	-	(1,431)	(1,431)	-	(253,350)	bags
Corn BM&F	September -20	Corn options	Itaú BBA	-	(682)	(682)	-	(166,500)	bags
Corn CBOT	August-21	Corn options	FC Stone	178	(130)	48	-	(84,670)	bags
Corn CBOT	September -20	Corn futures	Trading Companies/ Banks /CBOT	51	(200)	(149)	-	(211,500)	bags
Corn CBOT	August-21	Corn futures	Trading Companies/ Banks /CBOT	-	(257)	(257)	-	(254,011)	bags
Fed Cattle BM&F	October-20	Fed cattle futures	BM&F	-	-	-	-	(54,450)	arroba
Cotton	November -20	Cotton options	Trading Companies/ Banks /CBOT	-	(256)	(256)	-	(625)	ton.
Cotton	November -21	Cotton options	Trading Companies/ Banks /CBOT	127	(258)	(131)	-	-	ton.
Cotton	December-20	Cotton futures	Trading Companies/ Banks /CBOT	1,038	-	1,038	-	(893)	ton.
Ethanol BM&F	August-20	Ethanol futures	BM&F	-	-	-	-	(150)	m³
Ethanol BM&F	September -20	Ethanol futures	BM&F	-	-	-	-	(450)	m³
Ethanol BM&F	October-20	Ethanol futures	BM&F	-	-	-	-	(150)	m³

		Current (bags)		2,068	(5,644)	(3,576)	-	(1,476,808)	bags
		Current (arrobas)		-	-	-	-	(54,450)	arrobas
		Current (tons)		1,038	(256)	782	-	(1,518)	tons
		Current (cubic meters)		-	-	-	-	(750)	cubic meters
		Non-current (bags)		178	(387)	(209)	-	(338,681)	bags
		Non-current (tons)		127	(258)	(131)	-	-	tons

		Total risk with commodities		3,411	(6,545)	(3,134)	-	(1,872,207)

Interest R$	August-23	SWAP Pre-DI	Bradesco	1,257	-	1,257	11,847	-	BRL

		Non-current		1,257	-	1,257	11,847	-	BRL
		Total risk with interest		1,257	-	1,257	11,847	-	BRL

		Total risks		5,911	(19,795)	(13,884)	(26,173)	(1,872,207)

		Margin deposit		3,015	-	3,015

			Current	7,180	(18,333)
			Non-current	1,746	(1,462)
			Result on June 30, 2020 (Note 25)	206,199	(254,367)

							2019
							Volume / Position

Risk	Maturity	Outstanding derivative instruments	Counterparty	Receivable	Payable	Total Net balance	Notional ('000)	Short (long) position	Unit
Currency US$	August-19	Options	FC Stone	396	(182)	214	(4,000)	-	US$
Currency US$	August-19	Options	Olam	42	-	42	(500)	-	US$
Currency US$	March-20	Options	Itaú BBA	2,220	(1,536)	684	(14,000)	-	US$
Currency US$	July-19	NDF	Santander	7	-	7	(450)	-	US$
Currency US$	July-19	NDF	ABC	57	-	57	(370)	-	US$
Currency US$	July-19	NDF	Rabobank	-	(79)	(79)	(5,659)	-	US$
Currency US$	July-19	NDF	Itaú BBA	2	-	2	(250)	-	US$
Currency US$	July-19	NDF	Olam	-	(131)	(131)	(4,160)	-	US$
Currency US$	November-19	NDF	Itaú BBA	77	-	77	(10,000)	-	US$
Currency US$	November-19	NDF	Banco Safra	21	-	21	(2,500)	-	US$

		Current		2,822	(1,928)	894	(41,889)	-	US$
		Total currency risk		2,822	(1,928)	894	(41,889)	-	US$
Soybean CBOT	December-19	Soybean futures and accrual	Trading Companies/Banks/CBOT	428	(1,482)	(1,054)	-	(763,206)	bags
Soybean CBOT	June-20	Soybean futures and accrual	Trading Companies/Banks/CBOT	-	(1,165)	(1,165)	-	(182,029)	bags
Soybean CBOT	June-20	Soybean futures	Trading Companies/Banks/CBOT	76	-	76	-	(12,891)	bags
Soybean CBOT	February-20	Soybean options fs	Trading Companies/Banks/CBOT	-	(4,091)	(4,091)	-	(861,786)	bags
							-
Corn CBOT	August-19	Corn options	RJO Brien	-	(428)	(428)	-	(99,484)	bags
Corn BM&F	September-19	Corn options	Itaú BBA	-	(246)	(246)	-	(83,250)	bags
Corn BM&F	September-19	Corn options	BM&F	-	(659)	(659)	-	(249,750)	bags
Corn CBOT	September-19	Corn futures	Trading Companies/Banks/CBOT	-	(457)	(457)	-	(84,667)	bags
Corn CBOT	December-19	Corn futures and accrual	Trading Companies/Banks/CBOT	40	(426)	(386)	-	(217,361)	bags
Corn CBOT	August-20	Corn futures and accrual	Trading Companies/Banks/CBOT	27	-	27	-	(33,970)	bags
Fed Cattle BM&F	July-19	Fed cattle futures	BM&F	-	-	-		(3,630)	arroba
Fed Cattle BM&F	September-19	Fed cattle futures	BM&F	-	-	-	-	(3,300)	arroba
Fed Cattle BM&F	October-19	Fed cattle options	BM&F	-	(51)	(51)	-	(9,900)	arroba
Fed Cattle BM&F	November-19	Fed cattle options	Itaú BBA	-	(38)	(38)	-	(6,600)	arroba

Cotton	July-19	Cotton options	Trading Companies/Banks/CBOT	-	(84)	(84)	-	(1,473)	ton.
Cotton	November-19	Cotton futures and accrual	Trading Companies/ Banks /CBOT	106	-	106	-	(89)	ton.
Cotton	December-19	Cotton futures	Trading Companies/ Banks/CBOT	142	-	142	-	(112)	ton.

Ethanol BM&F	July-19	Ethanol futures	BM&F	-	-	-	-	(600)	m³
Ethanol BM&F	August-19	Ethanol futures	BM&F	-	-	-	-	(600)	m³
Ethanol BM&F	September-19	Ethanol futures	BM&F	-	-	-	-	(300)	m³

		Current (bags)		544	(8,954)	(8,410)	-	(2,554,424)	bags
		Current (arrobas)		-	(89)	(89)	-	(23,430)	arrobas
		Current (tons)		248	(84)	164	-	(1,674)	tons
		Current (cubic meters)					-	(1,500)	cubic meters
		Noncurrent (bags)		27	-	27	-	(33,970)	bags
		Total risk with commodities		819	(9,127)	(8,308)	-	(2,614,998)
Interest R$	August-23	SWAP Pre-DI	Bradesco	986	-	986	14,810		BRL
		Current		-	-	-	-	-	BRL
		Noncurrent		986	-	986	14,810	-	BRL
		Total risk with interest		986	-	986	14,810	-	BRL
		Total risks		4,627	(11,055)	(6,428)	(27,079)	(2,614,998)
		Margin deposit		2,292	-	2,292
			Current	5,906	(11,055)
			Noncurrent	1,013	-
			Result on June 30, 2019 (Note 23)	114,300	(98,617)

The Company uses derivative financial instruments such as forward currency contracts and forward commodities contracts to hedge against currency risk and commodities prices, respectively.

The margin deposits in operations with derivatives refer to the so-called margins by counterparties in operations with derivative instruments.

The total fair value of a derivative is classified as non-current assets or liabilities if the remaining maturity of the derivative is over 12 months, and as current assets or liabilities if the remaining maturity of the derivative is less than 12 months.